Taxation - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax charge (credit) recognized within other comprehensive income	$ 735	$ (266)	$ (1,252)
Tax recognized directly in equity	(56)	214	$ (170)
Deferred tax assets	4,268	3,908
Deferred tax assets in entities which have suffered a loss in either the current or preceding period	2,336	2,779
Germany
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets in entities which have suffered a loss in either the current or preceding period	1,003
Mauritania
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets in entities which have suffered a loss in either the current or preceding period	672	505
Senegal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets in entities which have suffered a loss in either the current or preceding period	$ 500	370
UK
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets in entities which have suffered a loss in either the current or preceding period		$ 1,333